INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit before taxes:
Domestic	$ 295,438	$ 166,273	$ 100,145
Foreign	(3,465)	(11,174)	(11,457)
Total profit before taxes	$ 291,973	$ 155,099	$ 88,688